Provision For Income Taxes	12 Months Ended
May 31, 2012
Provision For Income Taxes:
Provision For Income Taxes

NOTE 13 – PROVISION FOR INCOME TAXES

Income tax expense for the year ended May 31, 2012 and 2011 are summarized as follows:

	2012	2011

Current – PRC income tax provision	$342,507	$210,383
Deferred income tax income	(12,569)	(10,305)
Total	$329,938	$200,078

A reconciliation of the expected tax with the actual tax expense is as follows:

	2012		2011
	Amount	%	Amount	%

Income before provision for income taxes	$587,924		$849,981

Expected PRC income tax expense at statutory tax rate of 25%	146,981	25.0	212,496	25.0
Different tax rate for PRC/Hong Kong local authority	(27,729)	(4.7)	(44,295)	(5.2)
Expenses not deductible for tax	60,008	10.2	-	-
Utilization of tax loss brought forward	-	-	(82,187)	(9.7)
Tax losses not provided for deferred tax	150,678	25.6	114,064	13.4

Actual tax expense	$329,938	56.1	$200,078	23.5

(i)           All PRC subsidiaries are subject to PRC tax. The provision for PRC income tax is based on a statutory rate of 25% of the assessable income of the PRC subsidiaries as determined in accordance with the relevant income tax rules and regulations of the PRC.

(ii)           VMS and Redtone China did not generate any assessable profits in Hong Kong and therefore are not subject to Hong Kong tax.